Annual Fund Operating Expenses - Highland Small-Cap Equity Fund	Jan. 31, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.93%
Component2 Other Expenses	none
Component3 Other Expenses	2.15%
Other Expenses (as a percentage of Assets):	3.08%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	4.32%
Fee Waiver or Reimbursement	(1.95%)	[1]
Net Expenses (as a percentage of Assets)	2.37%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.93%
Component2 Other Expenses	none
Component3 Other Expenses	2.15%
Other Expenses (as a percentage of Assets):	3.08%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	5.07%
Fee Waiver or Reimbursement	(1.95%)	[1]
Net Expenses (as a percentage of Assets)	3.12%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.93%
Component2 Other Expenses	none
Component3 Other Expenses	2.15%
Other Expenses (as a percentage of Assets):	3.08%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	4.07%
Fee Waiver or Reimbursement	(1.95%)	[1]
Net Expenses (as a percentage of Assets)	2.12%

[1]

Highland Capital Management Fund Advisors, L.P. (“HCMFA” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 1.15% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2022, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. Under the expense limitation agreement, the Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.